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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21989

AGIC Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY			10019
(Address of principal executive offices)			(Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	January 31, 2012

Date of reporting period:	July 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Shareholders

NFJ Dividend, Interest & Premium Strategy Fund

AGIC Equity & Convertible Income Fund

Contents

Letter to Shareholders	2-3

Fund Insights/Fund Performance & Statistics	4-11

Schedules of Investments	12-24

Statements of Assets and Liabilities	25

Statements of Operations	26

Statements of Changes in Net Assets	27

Notes to Financial Statements	28-36

Financial Highlights	37-38

Annual Shareholder Meeting Results/ Changes to the Board of Trustees/ Proxy Voting Policies & Procedures	39

Matters Relating to the Trustees’ Considerations of the Investment Management and Portfolio Management Agreements	40-42

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Dear Shareholder:

This letter focuses on the six-month fiscal period ended July 31, 2011. However, it is important to note the significant volatility that has impacted U.S. financial markets since the end of the reporting period. This volatility has been sparked by a variety of economic and geopolitical challenges in both the United States and abroad. Ongoing U.S. government budget battles and the downgrading of its credit rating, fiscal concerns in Europe, and data indicating that the U.S. and global economies are slowing down have all contributed significantly to the recent market downturn.

Hans W. Kertess

Chairman

Brian S. Shlissel

President & CEO

Six-Months in Review through July 31, 2011

For the six-month fiscal period ended July 31, 2011:

•  NFJ Dividend, Interest & Premium Strategy Fund rose 3.01% on net asset value (“NAV”) and 6.52% on market price.

•  AGIC Equity & Convertible Income Fund rose 0.51% on NAV and fell 5.30% on market price.

In contrast, the Russell 3000 Index, a broad measure of U.S. stock market performance, rose 1.70% during the six-month period. The Russell 1000 Value Index, a measure of large-cap value-style stocks, returned 0.14% and the Russell 1000 Growth Index, a measure of growth style stocks, gained 3.14% during the reporting period. Convertible securities, as reflected by the Bank of America Merrill Lynch All Convertibles Index, fell 0.07% during the period.

The latest data on gross domestic product (“GDP”) indicates the economy’s struggles. During the first quarter of 2011, GDP, the value of all goods and services produced in the country and the broadest measure of economic activity and the principal indicator of economic performance, rose just 0.4% on an annualized basis. Although this strengthened to an estimated 1.3% pace in the second quarter of 2011, it was not enough to alleviate fears of a second, or “double-dip” recession.

As the economy struggled, U.S. Treasury prices jumped, sending yields, which move in the opposite direction, plummeting. After reaching

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3.75% in February 2011, the benchmark 10-year Treasury yielded just 2.82% by end of the fiscal period, July 31.

The economic weakness prompted the Federal Reserve (“the Fed”) to indicate that it would keep interest rates low through 2013. Policymakers have also hinted of additional stimulus measures.

The Road Ahead

The market volatility of the last few weeks reflects ongoing concern about the health of the U.S. economy. Key measures such as unemployment and housing remain troubled, and consumer confidence has fallen to 1982 levels.

There are reasons to be hopeful however, GDP, accelerated between April and June. In addition, there were 3.1 million job openings in May. The Fed is maintaining a low interest rate environment, and U.S. companies, holding record amounts of cash, are healthy.

For specific information on the Funds and their performance, please review the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Funds’ shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Together with Allianz Global Investors Fund Management LLC, the Funds’ investment manager and NFJ Investment Group LLC and Allianz Global Investors Capital LLC, the Funds’ sub-advisers, we thank you for investing with us.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

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NFJ Dividend, Interest & Premium Strategy Fund Fund Insights

July 31, 2011 (unaudited)

For the six months ended July 31, 2011, NFJ Dividend, Interest & Premium Strategy Fund (the “Fund”) returned 3.01% on net asset value and 6.52% on market price.

There was a dramatic difference in terms of equity market performance during the reporting period. During the first half of the six-month period, expectations for a strengthening economy and rising corporate profits drove equity markets higher. These factors more than offset a number of geopolitical challenges, the ongoing European sovereign debt crisis and the devastating earthquake in Japan. However, during the second half of the period, economic growth decelerated and investor risk appetite was largely replaced with heightened risk aversion. This was especially pronounced in July, as an escalation of the debt issues in Europe, combined with disappointing economic data and fears that the U.S. may default on its debt obligations, triggered a significant flight to quality. All told, the Russell 1000 Value Index was relatively flat, returning 0.14% during the six months ended July 31, 2011.

Although market sentiment varied throughout the reporting period, the net result for the equity and convertible markets was positive. Later in the reporting period, macro events, including many which carried over from earlier in the reporting period — the disaster in Japan, sovereign debt issues in Europe and weaker economic statistical reports in the U.S. weighed on investor sentiment. Company-specific news affected certain issuers, but in general, the macro shifts and the resulting weakness in the equity markets caused managers and trading desks to de-risk (sell). Sentiment shifted to a more positive stance late in the reporting period, as temporary shocks were the culprit for the majority of the slowdown. As a result, the equity and convertible markets regained some of what was lost from the mid-period lows.

During the six-month period, market volatility and sentiment led to an abrupt general market rotation. For the past several quarters, energy,

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NFJ Dividend, Interest & Premium Strategy Fund Fund Insights

July 31, 2011 (unaudited) (continued)

industrial and technology had been the leading market performers. In April 2011, the equity markets began to see a rotation out of these industries and into more defensive sectors (healthcare and utilities). In fact, in April and June, utilities were the best performers in the convertible index. The most striking factor was that some of the industries that posted the strongest quarterly profits were hit hardest during this rotation.

The convertible market also experienced periods of volatility given the change in investor sentiment. During the reporting period, the convertible market, as measured by the BofA Merrill Lynch All Convertibles Index, returned -0.07%.

Levels of implied volatility, as measured by the Chicago Board Options Exchange Volatility Index (“VIX”), was in the high teens, at the beginning of the reporting period, but saw multiple spikes above 20 during February and March 2011. After the earthquake in Japan, the VIX reached a high of 29.4 for the period before falling back to a low of 14.6 in April. Implied volatility would increase again in June and July on macro concerns, ending the six-month period at 25.3. The average implied volatility during the reporting period was 18.4.

Portfolio specifics

The equity portion of the Fund’s portfolio advanced, as both stock selection and sector allocation contributed positively to results. In terms of stock selection, the Fund’s holdings in the consumer discretionary, materials and consumer staples sectors were the most beneficial. This was somewhat offset by stock selection in the financials, telecommunication services and energy sectors.

From a sector allocation perspective, an underweighting to financials and an overweighting to energy contributed to the Fund performance. Conversely, an overweighting to information technology and an underweighting to utilities detracted the most from results.

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NFJ Dividend, Interest & Premium Strategy Fund Fund Insights

July 31, 2011 (unaudited) (continued)

During the six-month reporting period, the largest overweightings in the equity portion of the Fund’s portfolio relative to the Russell 1000 Value Index were in information technology and energy. Conversely, the largest relative underweightings were in the financials and consumer discretionary sectors.

Convertible positions in industrials, technology, and materials hurt performance late in the reporting period. Some of the Fund’s best-performing names in these sectors during the past year sold-off during the second quarter of 2011. Industrial issuers underperformed despite impressive operating profits and solid end market demand. Technology issuers were pressured by lower revenue expectations and future margin pressure. Materials companies were off on fears the weaker global economic outlook and higher input costs would impact future earnings. Select healthcare issuers outperformed during the time period.

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AGIC Equity & Convertible Income Fund Fund Insights

July 31, 2011 (unaudited)

For the six months ended July 31, 2011, AGIC Equity & Convertible Income Fund (the “Fund”) returned 0.51% on net asset value and -5.30% on market price.

Although market sentiment varied throughout the reporting period, the net result for the equity and convertible markets was positive. Later in the reporting period, macro events, including many which carried over from earlier in the reporting period — the disaster in Japan, sovereign debt issues in Europe and weaker economic statistical reports in the U.S. weighed on investor sentiment. Company-specific news affected certain issuers, but in general, the macro shifts and the resulting weakness in the equity markets caused managers and trading desks to de-risk (sell). Sentiment shifted to a more positive stance late in the reporting period, as temporary shocks were the culprit for the majority of the slowdown. As a result, the equity and convertible markets regained some of what was lost from the mid-period lows.

During the six-month period, market volatility and sentiment led to an abrupt general market rotation. For the past several quarters, energy, industrial and technology had been the leading market performers. In April 2011, the equity markets began to see a rotation out of these industries and into more defensive sectors (healthcare and utilities). In fact, in April and June, utilities were the best performers in the convertible index. The most striking factor was that some of the industries that posted the strongest quarterly profits were hit hardest during this rotation. Based on these observations, it was not surprising that energy, industrials and technology issues underperformed for the period. Utility, healthcare, and telecommunications issuers were beneficiaries of the general market rotation.

Levels of implied volatility, as measured by the Chicago Board Options Exchange Volatility Index (“VIX”), was in the high teens, at the beginning of the reporting period, but saw multiple spikes above 20 during February and

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AGIC Equity & Convertible Income Fund Fund Insights

July 31, 2011 (unaudited) (continued)

March 2011. After the earthquake in Japan, the VIX reached a high of 29.4 for the period before falling back to a low of 14.6 in April. Implied volatility would increase again in June and July on macro concerns, ending the six-month period at 25.3. The average implied volatility during the reporting period was 18.4.

Portfolio specifics

The Fund’s equity positions in healthcare, utilities and consumer staples rose by the greatest magnitude during the semi-annual period. Defensive sectors benefited the most when the market abruptly rotated into to counter-cyclical stocks as economic slowdown concerns weighed on investor sentiment. Additionally, healthcare company earnings were better than expected, which helped move these stocks higher.

The Fund’s weakest equity performers were positions in information technology, industrials and consumer discretionary. Slower economic growth forecasts in addition to potential margin pressures offset reports of strong corporate profitability.

Convertible positions in industrials, technology, and materials hindered performance late in the reporting period. Some of the Fund’s best-performing names in these sectors during the past year sold-off during the second quarter of 2011. Industrial issuers underperformed despite impressive operating profits and solid end market demand. Technology issuers were pressured by lower revenue expectations and future margin pressure. Materials companies were off on fears the weaker global economic outlook and higher input costs would impact future earnings. Select healthcare issuers outperformed during the time period.

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AGIC Equity & Convertible Income Fund Fund Insights

July 31, 2011 (unaudited) (continued)

Outlook

Our outlook for the equity and convertible markets is positive. The global economy is going through a soft patch, but we expect improvement during the second half of the year. The supply chain disruptions from the Japan disaster seem to be abating, and while European sovereign debt issues will continue to make headlines, corporate profits should remain resilient. We expect second quarter earnings for a majority of companies to exceed expectations. In addition, U.S. corporate cash levels are high, debt levels have been reduced and maturities have been extended.

For the balance of 2011, companies are expected to use the high cash levels on their balance sheets and future free cash flow to boost shareholder value. Share buybacks, increased dividends and merger and acquisition activity are possible uses of excess cash. These factors will benefit equity and convertible investors.

While credit spread tightening should continue as corporate bond spreads remain above their historical average, positive convertible returns will be dependent on the equity markets going forward. Macro factors, as much as they may be dismissible on an issuer-by-issuer level, are having an impact on daily volatility and prices of higher beta issues. This variable has not been seen for several quarters and warrants close monitoring. Commodity prices eased in the period. However, cost pressures are real for some issuers in the market and bears monitoring.

Our disciplined approach of focusing on companies that we believe are exceeding expectations and improving their credit statistics will be rewarded as those companies differentiate themselves from their peer group. In this environment, we believe companies that have reasonable earnings visibility should command premium valuations relative to other companies.

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NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund
Fund Performance & Statistics

July 31, 2011 (unaudited)

NFJ Dividend, Interest & Premium Strategy
Total Return(1):	Market Price	NAV
Six Month	6.52%	3.01%
1 Year	31.65%	15.71%
5 Year	3.15%	2.24%
Commencement of Operations (2/28/05) to 7/31/11	2.69%	3.74%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (2/28/05) to 7/31/11	Market Price	$17.88
	NAV	$18.78
	Discount to NAV	(4.79)%
	Market Price Yield(2)	6.82%

AGIC Equity & Convertible Income
Total Return(1):	Market Price	NAV
Six Month	-5.30%	0.51%
1 Year	15.65%	19.86%
Commencement of Operations (2/27/07) to 7/31/11	0.84%	3.82%

Market Price/NAV Performance:	Market Price/NAV:
Commencement of Operations (2/27/07) to 7/31/11	Market Price	$17.75
	NAV	$19.81
	Discount to NAV	(10.40)%
	Market Price Yield(2)	6.31%

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NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund
Fund Performance & Statistics

July 31, 2011 (unaudited) (continued)

(1) Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specific period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period less than one year is not annualized. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2) Market Price Yield is determined by dividing the annualized current quarterly per share dividend (comprised of net investment income and net capital gains from option premiums and the sale of portfolio securities, if any) payable to shareholders by the market price per share at July 31, 2011.

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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2011 (unaudited)

Shares (000s)		Value
COMMON STOCK – 71.4%

Aerospace & Defense – 1.6%
300	Lockheed Martin Corp.	$22,719,000
100	Northrop Grumman Corp.	6,051,000
		28,770,000
Beverages – 1.1%
300	PepsiCo, Inc.	19,212,000

Biotechnology – 0.4%
168	Gilead Sciences, Inc. (a)	7,136,220

Capital Markets – 1.2%
400	Ameriprise Financial, Inc. (b)	21,640,000

Commercial Banks – 2.8%
456	PNC Financial Services Group, Inc. (b)	24,750,811
918	Wells Fargo & Co. (b)	25,637,744
		50,388,555
Commercial Services & Supplies – 2.9%
1,080	Pitney Bowes, Inc.	23,269,690
1,500	RR Donnelley & Sons Co. (b)	28,215,000
		51,484,690
Communications Equipment – 0.6%
275	Harris Corp.	10,944,315

Diversified Financial Services – 1.4%
591	JP Morgan Chase & Co.	23,909,995

Diversified Telecommunication Services – 1.6%
750	AT&T, Inc. (b)	21,950,852
150	CenturyLink, Inc.	5,566,500
		27,517,352
Electric Utilities – 1.1%
225	Edison International (b)	8,565,750
152	Entergy Corp.	10,137,167
		18,702,917
Energy Equipment & Services – 1.5%
400	Diamond Offshore Drilling, Inc. (b)	27,132,000

Food & Staples Retailing – 1.7%
600	SUPERVALU, Inc.	5,160,000
478	Wal-Mart Stores, Inc.	25,216,464
		30,376,464
Food Products – 2.2%
220	Archer-Daniels-Midland Co.	6,687,823
39	Bunge Ltd.	2,686,205
849	Kraft Foods, Inc. – Cl. A (b)	29,202,372
		38,576,400
Health Care Equipment & Supplies – 0.6%
300	Medtronic, Inc. (b)	10,815,000

Household Products – 1.1%
300	Kimberly-Clark Corp. (b)	19,608,000

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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Shares (000s)		Value

Industrial Conglomerates – 1.5%
1,453	General Electric Co. (b)	$26,027,116

Insurance – 4.9%
38	American International Group, Inc. (a)	1,098,177
1,104	Lincoln National Corp. (b)	29,245,400
200	MetLife, Inc.	8,242,000
800	The Allstate Corp. (b)	22,176,000
490	The Travelers Cos, Inc. (b)	27,013,700
		87,775,277
IT Services – 0.2%
20	International Business Machines Corp.	3,637,000

Media – 2.4%
1,075	CBS Corp. – Cl. B	29,422,750
399	Time Warner, Inc.	14,011,260
		43,434,010
Metals & Mining – 1.4%
480	Freeport-McMoRan Copper & Gold, Inc. (b)	25,420,800

Multi-line Retail – 0.5%
168	Target Corp.	8,656,705

Multi-Utilities – 1.9%
1,153	Ameren Corp. (b)	33,217,932

Office Electronics – 1.4%
2,572	Xerox Corp. (b)	23,998,626

Oil, Gas & Consumable Fuels – 12.8%
800	Chesapeake Energy Corp. (b)	27,480,000
307	Chevron Corp. (b)	31,965,346
650	ConocoPhillips (b)	46,793,500
400	EnCana Corp.	11,716,000
810	Marathon Oil Corp. (b)	25,073,312
550	Royal Dutch Shell PLC – Cl. A – ADR	40,458,000
800	Total SA – ADR (b)	43,256,000
		226,742,158
Paper & Forest Products – 2.5%
1,512	International Paper Co.	44,891,550

Pharmaceuticals – 11.1%
715	Eli Lilly & Co.	27,365,350
1,180	GlaxoSmithKline PLC – ADR (b)	52,415,600
619	Johnson & Johnson (b)	40,080,260
2,500	Pfizer, Inc. (b)	48,100,000
600	Sanofi – ADR	23,250,000
132	Teva Pharmaceutical Industries Ltd. – ADR	6,172,431
		197,383,641
Real Estate Investment Trust – 0.4%
400	Annaly Capital Management, Inc.	6,712,000

Semiconductors & Semiconductor Equipment – 2.6%
2,100	Intel Corp. (b)	46,893,000

Software – 1.5%
986	Microsoft Corp.	27,010,920

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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Shares (000s)			Value

Thrifts & Mortgage Finance – 2.3%
3,322	Hudson City Bancorp, Inc. (b)		$27,404,850
927	New York Community Bancorp, Inc. (b)		12,540,957
			39,945,807
Tobacco – 2.2%
404	Altria Group, Inc. (b)		10,614,680
800	Reynolds American, Inc. (b)		28,160,000
			38,774,680
Total Common Stock (cost-$1,417,081,123)			1,266,735,130

Principal Amount (000s)		Credit Rating (Moody’s/S&P)
CONVERTIBLE BONDS & NOTES – 14.0%

Apparel – 0.2%
$4,000	Iconix Brand Group, Inc., 2.50%, 6/1/16 (c) (d)	NR/NR	4,170,000
Automobiles – 0.2%
2,000	Ford Motor Co., 4.25%, 11/15/16	Ba3/BB-	3,137,500
Building Products – 0.3%
5,875	Griffon Corp., 4.00%, 1/15/17 (c) (d)	NR/NR	5,720,781
Capital Markets – 0.5%
7,580	Ares Capital Corp., 5.75%, 2/1/16 (c) (d)	NR/BBB	7,996,900
Communications Equipment – 0.8%
4,660	Ciena Corp., 0.875%, 6/15/17	NR/B	3,797,900
9,000	Ixia, 3.00%, 12/15/15 (c) (d)	NR/NR	8,505,000
2,000	JDS Uniphase Corp., 1.00%, 5/15/26	NR/NR	1,957,500
			14,260,400
Computers & Peripherals – 0.4%
6,500	SanDisk Corp., 1.50%, 8/15/17	NR/BB-	7,036,250
Construction & Engineering – 0.1%
1,085	MasTec, Inc., 4.00%, 6/15/14	NR/NR	1,632,925
Diversified Telecommunication Services – 0.4%
1,200	Level 3 Communications, Inc., 15.00%, 1/15/13	NR/CCC	1,807,500
4,905	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	5,928,919
			7,736,419
Electrical Equipment – 1.1%
8,965	EnerSys, 3.375%, 6/1/38 (e)	B1/BB	9,816,675
1,500	General Cable Corp., 0.875%, 11/15/13	Ba3/B+	1,580,625
9,000	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	7,503,750
			18,901,050
Health Care Equipment & Supplies – 0.1%
2,000	Hologic, Inc., 2.00%, 12/15/37 (e)	NR/BB+	2,240,000
Health Care Providers & Services – 0.2%
4,000	Molina Healthcare, Inc., 3.75%, 10/1/14	NR/NR	4,350,000
Healthcare-Products – 0.3%
5,000	Alere, Inc., 3.00%, 5/15/16	NR/B-	5,000,000

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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Hotels, Restaurants & Leisure – 0.6%
$9,995	MGM Resorts International, 4.25%, 4/15/15	Caa1/CCC+	$11,381,806
Insurance – 0.1%
2,000	American Equity Investment Life Holding Co., 3.50%, 9/15/15 (c) (d)	NR/NR	2,272,500
Internet – 0.1%
1,405	WebMD Health Corp., 2.50%, 1/31/18 (c) (d)	NR/NR	1,250,450
Internet Software & Services – 0.3%
4,200	Equinix, Inc., 2.50%, 4/15/12	NR/B-	4,452,000
IT Services – 0.6%
6,325	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	8,356,906
1,500	VeriFone Systems, Inc., 1.375%, 6/15/12	NR/B	1,659,375
			10,016,281
Machinery – 1.2%
6,485	AGCO Corp., 1.25%, 12/15/36	NR/BB+	8,389,969
4,200	Greenbrier Cos, Inc., 3.50%, 4/1/18 (c) (d)	NR/NR	3,879,750
7,000	Navistar International Corp., 3.00%, 10/15/14	NR/B	8,610,000
			20,879,719
Media – 0.3%
7,160	Liberty Media LLC, 3.50%, 1/15/31	B1/BB-	3,982,750
1,000	XM Satellite Radio, Inc., 7.00%, 12/1/14 (c) (d)	NR/BB-	1,432,500
			5,415,250
Metals & Mining – 0.4%
250	Alcoa, Inc., 5.25%, 3/15/14	Baa3/BBB-	594,062
4,805	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	5,687,919
			6,281,981
Multi-line Retail – 0.2%
3,440	Saks, Inc., 2.00%, 3/15/24	B2/BB-	3,616,300
Oil, Gas & Consumable Fuels – 2.2%
8,100	Alpha Natural Resources, Inc., 2.375%, 4/15/15	NR/B+	9,375,750
2,000	Chesapeake Energy Corp., 2.50%, 5/15/37	Ba3/BB+	2,215,000
7,475	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	9,166,219
9,200	Petroleum Development Corp., 3.25%, 5/15/16 (c) (d)	NR/NR	10,281,000
350	Pioneer Natural Resources Co., 2.875%, 1/15/38	NR/BB+	560,875
3,650	Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	7,400,375
			38,999,219
Real Estate Investment Trust – 0.7%
7,000	Developers Diversified Realty Corp., 1.75%, 11/15/40	NR/NR	7,463,750
5,000	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	5,643,750
			13,107,500
Road & Rail – 0.2%
2,000	Hertz Global Holdings, Inc., 5.25%, 6/1/14	NR/B-	3,672,500
Semiconductors & Semiconductor Equipment – 0.9%
5,500	Micron Technology, Inc., 1.875%, 6/1/27	NR/NR	5,396,875
8,500	SunPower Corp., 4.75%, 4/15/14	NR/NR	8,861,250
1,000	Teradyne, Inc., 4.50%, 3/15/14	NR/NR	2,556,250
			16,814,375

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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Software – 1.2%
$2,000	Cadence Design Systems, Inc., 2.625%, 6/1/15	NR/NR	$2,987,500
3,000	Concur Technologies, Inc., 2.50%, 4/15/15 (c) (d)	NR/NR	3,296,250
5,540	Electronic Arts, Inc., 0.75%, 7/15/16 (c) (d)	NR/NR	5,519,225
7,980	Nuance Communications, Inc., 2.75%, 8/15/27	NR/BB-	10,024,875
			21,827,850
Thrifts & Mortgage Finance – 0.4%
8,020	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	6,676,650
Total Convertible Bonds & Notes (cost-$256,068,038)			248,846,606

Shares (000s)
CONVERTIBLE PREFERRED STOCK – 10.7%

Airlines – 0.3%
158	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/NR	5,627,562
Auto Components – 0.6%
185	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	NR/NR	9,960,120
Automobiles – 0.6%
228	General Motors Co., 4.75%, 12/1/13, Ser. B	NR/NR	10,525,483
Capital Markets – 0.5%
193	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	9,273,871
Commercial Services & Supplies – 0.2%
81	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	3,534,570
Diversified Financial Services – 1.5%
10	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	Ba3/BB+	9,259,935
74	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	8,300,782
340	Credit Suisse Securities USA LLC, 8.00%, 9/20/11
	(Bristol-Myers Squibb Co.) (g)	Aa2/A	8,970,900
			26,531,617
Electric Utilities – 0.4%
	NextEra Energy, Inc.,
50	7.00%, 9/1/13	NR/NR	2,550,000
88	8.375%, 6/1/12	NR/NR	4,482,190
			7,032,190
Food Products – 0.7%
114	Bunge Ltd., 4.875%, 12/1/11 (f)	Ba1/BB	11,610,660
Household Durables – 0.8%
98	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	4,527,875
93	Stanley Black & Decker, Inc., 4.75%, 11/17/15	Baa3/BBB+	10,459,017
			14,986,892
Insurance – 1.2%
460	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	552,420
66	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	3,943,500
131	MetLife, Inc., 5.00%, 9/11/13	NR/BBB-	10,219,103
212	XL Group PLC, 10.75%, 8/15/11	Baa2/BBB-	5,757,539
			20,472,562

NFJ Dividend, Interest & Premium Strategy Fund
16	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Shares (000s)		Credit Rating (Moody’s/S&P)	Value

IT Services – 0.1%
31	Unisys Corp., 6.25%, 3/1/14	NR/NR	$2,124,954
Multi-Utilities – 0.7%
244	AES Trust III, 6.75%, 10/15/29	B3/B	11,797,353
Oil, Gas & Consumable Fuels – 1.4%
140	Apache Corp., 6.00%, 8/1/13	NR/NR	9,126,114
45	ATP Oil & Gas Corp., 8.00%, 10/1/14 (c) (d) (f)	NR/NR	4,053,363
115	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	NR/B+	11,997,906
			25,177,383
Real Estate Investment Trust – 1.2%
177	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	NR/NR	4,773,600
602	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (f)	Caa3/CCC-	15,632,280
35	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (f)	Baa3/BB	1,834,712
			22,240,592
Road & Rail – 0.5%
771	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (d)	NR/NR	9,007,604
Total Convertible Preferred Stock (cost-$200,584,899)			189,903,413

Principal Amount (000s)
YANKEE BOND – 0.1%

Marine – 0.1%
$3,090	DryShips, Inc., 5.00%, 12/1/14 (cost-$3,476,922)	NR/NR	2,607,187

SHORT-TERM INVESTMENTS – 4.3%

Time Deposits – 4.3%
19,545	Brown Brothers Harriman – Grand Cayman, 0.03%, 8/1/11		19,545,324
6,924	HSBC Bank USA – Grand Cayman, 0.03%, 8/1/11		6,923,899
49,342	JP Morgan Chase & Co. – London, 0.03%, 8/1/11		49,342,447
Total Short Term Investments (cost-$75,811,670)			75,811,670
Total Investments before call options written
(cost-$1,953,022,652) – 100.5%			1,783,904,006

Contracts
CALL OPTIONS WRITTEN (a) – (0.6)%
	Morgan Stanley Cyclical Flex Index,
325	strike price $1070, expires 8/5/11		(8,145)
	Morgan Stanley Cyclical Index,
350	strike price $1070, expires 8/20/11		(231,000)
300	strike price $1090, expires 8/20/11		(99,000)
200	strike price $1110, expires 9/17/11		(126,000)
120	strike price $1120, expires 9/17/11		(60,000)
	NASDAQ 100 Flex Index,
80	strike price $2510, expires 9/23/11		(205,698)

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NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Contracts		Value

	NASDAQ 100 Index,
100	strike price $2275, expires 8/20/11	$(1,168,500)
80	strike price $2320, expires 8/20/11	(665,200)
175	strike price $2475, expires 9/17/11	(455,000)
	New York Stock Exchange Arca Mini Oil Flex Index,
4,000	strike price $66.25, expires 8/26/11	(450,520)
4,500	strike price $67, expires 8/5/11	(76,545)
	Philadelphia Oil Service Sector Index,
500	strike price $290, expires 9/17/11	(265,000)
2,500	strike price $295, expires 9/17/11	(1,037,500)
	Philadelphia Stock Exchange KBW Bank Flex Index,
8,000	strike price $48, expires 9/9/11	(692,720)
6,500	strike price $49.50, expires 8/26/11	(173,095)
7,000	strike price $51, expires 9/2/11	(104,510)
	Philadelphia Stock Exchange KBW Bank Index,
8,000	strike price $49, expires 8/20/11	(300,000)
8,000	strike price $49, expires 9/17/11	(520,000)
4,000	strike price $50, expires 8/20/11	(90,000)
7,000	strike price $50, expires 9/17/11	(315,000)
	Standard & Poor’s 500 Flex Index,
300	strike price $1310, expires 8/5/11	(197,382)
300	strike price $1315, expires 8/12/11	(281,613)
250	strike price $1335, expires 8/26/11	(227,120)
300	strike price $1340, expires 9/2/11	(291,987)
300	strike price $1345, expires 9/9/11	(305,526)
300	strike price $1345, expires 9/23/11	(413,022)
	Standard & Poor’s 500 Index,
300	strike price $1305, expires 8/20/11	(628,500)
250	strike price $1310, expires 8/20/11	(462,500)
300	strike price $1320, expires 8/20/11	(423,000)
300	strike price $1350, expires 9/17/11	(333,000)
300	strike price $1355, expires 9/17/11	(291,000)
Total Call Options Written (premiums received-$14,952,020)		(10,898,083)
Total Investments net of call options written (cost-$1,938,070,632) – 99.9%		1,773,005,923
Other assets less other liabilities – 0.1%		2,437,314
Net Assets – 100.0%		$1,775,443,237

NFJ Dividend, Interest & Premium Strategy Fund
18	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11

AGIC Equity & Convertible Income Fund Schedule of Investments

July 31, 2011 (unaudited)

Shares (000s)		Value
COMMON STOCK – 69.2%

Aerospace & Defense – 1.3%
74	L-3 Communications Holdings, Inc.	$5,878,616
Auto Components – 1.7%
206	Johnson Controls, Inc.	7,608,005
Automobiles – 1.3%
458	Ford Motor Co. (a)	5,595,843
Beverages – 4.8%
121	Coca-Cola Co. (b)	8,229,210
127	Molson Coors Brewing Co. – Cl. B	5,734,865
114	PepsiCo, Inc.	7,300,560
		21,264,635
Biotechnology – 1.6%
164	Gilead Sciences, Inc. (a)	6,947,040
Communications Equipment – 4.6%
39	Aviat Networks, Inc. (a)	149,490
284	Cisco Systems, Inc.	4,538,674
156	Harris Corp.	6,199,785
143	Qualcomm, Inc. (b)	7,828,062
61	Research In Motion Ltd. (a)	1,520,000
		20,236,011
Computers & Peripherals – 5.4%
21	Apple, Inc. (a) (b)	8,161,032
290	EMC Corp. (a)	7,557,984
44	International Business Machines Corp. (b)	8,074,140
		23,793,156
Diversified Financial Services – 0.8%
84	JP Morgan Chase & Co.	3,389,710
Diversified Telecommunication Services – 1.7%
48	Frontier Communications Corp.	363,175
202	Verizon Communications, Inc.	7,128,580
		7,491,755
Electric Utilities – 0.8%
54	Entergy Corp.	3,620,694
Electronic Equipment, Instruments & Components – 1.7%
149	Amphenol Corp. – Cl. A	7,284,610
Energy Equipment & Services – 4.9%
69	Diamond Offshore Drilling, Inc.	4,673,487
101	National Oilwell Varco, Inc. (b)	8,121,456
97	Schlumberger Ltd.	8,738,779
		21,533,722
Food Products – 0.5%
73	Archer-Daniels-Midland Co.	2,211,816
Health Care Equipment & Supplies – 3.3%
111	Baxter International, Inc.	6,462,687
20	Intuitive Surgical, Inc. (a)	8,191,247
		14,653,934

NFJ Dividend, Interest & Premium Strategy Fund
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AGIC Equity & Convertible Income Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Shares (000s)		Value

Health Care Providers & Services – 1.7%
95	McKesson Corp.	$7,722,624
Hotels, Restaurants & Leisure – 1.8%
94	McDonald’s Corp. (b)	8,085,880
Household Products – 1.7%
121	Procter & Gamble Co. (b)	7,464,886
Independent Power Producers & Energy Traders – 1.7%
92	Constellation Energy Group, Inc.	3,572,360
154	NRG Energy, Inc. (a)	3,776,055
		7,348,415
Industrial Conglomerates – 2.8%
290	General Electric Co.	5,196,748
310	Textron, Inc. (b)	7,177,239
		12,373,987
Insurance – 1.7%
12	American International Group, Inc. (a)	353,010
53	MetLife, Inc.	2,191,713
87	Prudential Financial, Inc.	5,105,160
		7,649,883
Internet Software & Services – 1.9%
14	Google, Inc. – Cl. A (a) (b)	8,451,660
Machinery – 4.9%
152	AGCO Corp. (a)	7,184,130
89	Deere & Co.	6,955,986
81	Joy Global, Inc. (b)	7,635,696
		21,775,812
Metals & Mining – 1.6%
132	Freeport-McMoRan Copper & Gold, Inc.	7,011,904
Multi-line Retail – 2.1%
182	Target Corp.	9,394,505
Oil, Gas & Consumable Fuels – 3.2%
78	Occidental Petroleum Corp. (b)	7,648,222
110	Peabody Energy Corp.	6,327,447
		13,975,669
Pharmaceuticals – 3.1%
137	Abbott Laboratories	7,030,840
63	Johnson & Johnson	4,100,429
39	Merck & Co., Inc.	1,323,425
23	Teva Pharmaceutical Industries Ltd. – ADR	1,088,811
		13,543,505
Semiconductors & Semiconductor Equipment – 3.3%
342	Intel Corp. (b)	7,641,326
239	Texas Instruments, Inc.	7,110,250
		14,751,576

NFJ Dividend, Interest & Premium Strategy Fund
20	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11

AGIC Equity & Convertible Income Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Shares (000s)			Value

Software – 3.3%
248	Microsoft Corp.		$6,786,980
228	Oracle Corp.		6,969,182
42	Symantec Corp. (a)		806,448
			14,562,610
Total Common Stock (cost-$384,706,079)			305,622,463

		Credit Rating (Moody’s/S&P)
CONVERTIBLE PREFERRED STOCK – 16.6%

Airlines – 0.4%
51	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/NR	1,802,754
Auto Components – 0.7%
54	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	NR/NR	2,893,328
Automobiles – 0.5%
45	General Motors Co., 4.75%, 12/1/13, Ser. B	NR/NR	2,079,450
Capital Markets – 2.0%
54	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	2,601,993
	Lehman Brothers Holdings, Inc. (g) (h) (i),
209	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	1,249,223
33	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	744,820
	The Goldman Sachs Group, Inc.,
29	6.00%, 3/2/12 ( Wellpoint, Inc.) (g)	A1/A	1,921,436
104	7.00%, 8/1/11 (Weatherford Corp.) (g)	A1/A	2,185,439
			8,702,911
Commercial Banks – 1.2%
18	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (f)	Ba1/BB	2,524,037
3	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (f)	Baa3/A-	2,866,590
			5,390,627
Commercial Services & Supplies – 0.5%
55	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	2,426,287
Diversified Financial Services – 2.4%
4	Bank of America Corp., 7.25%, 1/30/13, Ser. L (f)	Ba3/BB+	4,118,234
19	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	2,130,850
79	Credit Suisse Securities USA LLC, 8.00%, 9/20/11 (Bristol-Myers Squibb Co.) (g)	Aa2/A	2,089,692
111	JP Morgan Chase & Co., 7.00%, 8/16/11 (Cisco Systems) (g)	Aa3/A+	2,062,017
			10,400,793
Electric Utilities – 1.1%
54	NextEra Energy, Inc., 8.375%, 6/1/12	NR/NR	2,777,120
39	PPL Corp., 9.50%, 7/1/13	NR/NR	2,160,867
			4,937,987
Food Products – 0.9%
39	Bunge Ltd., 4.875%, 12/1/11 (f)	Ba1/BB	3,957,600
Household Durables – 1.2%
56	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	2,590,000
23	Stanley Black & Decker, Inc., 4.75%, 11/1 7/15	Baa3/BBB+	2,639,286
			5,229,286

NFJ Dividend, Interest & Premium Strategy Fund
7.31.11 | AGIC Equity & Convertible Income Fund Semi-Annual Report 21

AGIC Equity & Convertible Income Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Shares (000s)		Credit Rating (Moody’s/S&P)	Value

Insurance – 1.3%
148	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	$177,600
28	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	1,643,125
32	MetLife, Inc., 5.00%, 9/11/13	NR/BBB-	2,455,110
53	XL Group PLC, 10.75%, 8/15/11	Baa2/BBB-	1,429,668
			5,705,503
Multi-Utilities – 0.5%
48	AES Trust III, 6.75%, 10/15/29	B3/B	2,302,925

Oil, Gas & Consumable Fuels – 1.7%
42	Apache Corp., 6.00%, 8/1/13	NR/NR	2,735,880
20	ATP Oil & Gas Corp., 8.00%, 10/1/14 (c) (d) (f)	NR/NR	1,824,463
27	Chesapeake Energy Corp., 5.00%, 12/31/49 (f)	NR/B+	2,854,656
			7,414,999

Professional Services – 0.6%
47	Nielsen Holdings NV, 6.25%, 2/1/13	NR/B	2,786,512

Real Estate Investment Trust – 1.1%
91	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (f)	NR/NR	2,443,500
99	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (f)	Caa3/CCC-	2,566,455
			5,009,955
Road & Rail – 0.5%
194	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (d)	NR/NR	2,269,853
Total Convertible Preferred Stock (cost-$92,263,121)			73,310,770

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES – 10.2%

Auto Components – 0.7%
$1,325	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	3,233,000

Capital Markets – 0.6%
2,400	Ares Capital Corp., 5.75%, 2/1/16 (c) (d)	NR/BBB	2,532,000

Electrical Equipment – 0.6%
1,880	EnerSys, 3.375%, 6/1/38 (e)	B1/BB	2,058,600
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	416,875
			2,475,475

Electronic Equipment, Instruments & Components – 0.3%
1,335	Anixter International, Inc., 1.00%, 2/15/13	NR/B+	1,545,263

Hotels, Restaurants & Leisure – 0.5%
2,100	MGM Resorts International, 4.25%, 4/15/15	Caa1/CCC+	2,391,375

Internet Software & Services – 0.5%
1,800	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	1,989,000

IT Services – 0.6%
2,110	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	2,787,838

NFJ Dividend, Interest & Premium Strategy Fund
22	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11

AGIC Equity & Convertible Income Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

Media – 1.8%
$2,200	Interpublic Group of Cos, Inc., 4.25%, 3/15/23	Baa3/BB+	$2,304,500
	Liberty Media LLC,
2,265	3.125%, 3/30/23	B1/BB-	2,658,544
5,200	3.50%, 1/15/31	B1/BB-	2,892,500
			7,855,544
Metals & Mining – 0.6%
2,100	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	2,485,875

Oil, Gas & Consumable Fuels – 0.6%
1,300	Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	2,635,750

Pharmaceuticals – 0.6%
735	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (c) (d)	NR/NR	2,865,581

Real Estate Investment Trust – 1.1%
2,000	Boston Properties LP, 3.75%, 5/15/36	NR/A-	2,362,500
2,100	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	2,370,375
			4,732,875

Semiconductors & Semiconductor Equipment – 0.7%
2,800	SunPower Corp., 4.75%, 4/15/14	NR/NR	2,919,000

Software – 0.4%
1,400	Nuance Communications, Inc., 2.75%, 8/15/27	NR/BB-	1,758,750

Thrifts & Mortgage Finance – 0.6%
	MGIC Investment Corp.,
1,700	5.00%, 5/1/17	NR/CCC+	1,415,250
1,755	9.00%, 4/1/63 (c) (d)	Caa3/CC	1,197,787
			2,613,037
Total Convertible Bonds & Notes (cost-$47,271,886)			44,820,363

CORPORATE BONDS & NOTES – 0.3%

Electric – 0.3%
2,000	Texas Competitive Electric Holdings Co. LLC, 15.00%, 4/1/21 (c) (d) (cost-$2,000,000)	Caa3/CC	1,470,000

YANKEE BOND – 0.2%

Marine – 0.2%
1,100	DryShips, Inc., 5.00%, 12/1/14 (cost-$1,241,382)	NR/NR	928,125

SHORT-TERM INVESTMENT – 2.8%

Time Deposit – 2.8%
12,361	HSBC Bank USA – Grand Cayman, 0.03%, 8/1/11 (cost-$12,360,705)		12,360,705

Total Investments before call options written (cost-$539,843,173) – 99.3%			438,512,426

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7.31.11 | AGIC Equity & Convertible Income Fund Semi-Annual Report 23

AGIC Equity & Convertible Income Fund Schedule of Investments

July 31, 2011 (unaudited) (continued)

Contracts			Value
CALL OPTIONS WRITTEN (a) – (0.1)%
		Apple, Inc.,
145		strike price $420, expires 8/20/11	$(26,680)
		Google, Inc.,
100		strike price $625, expires 8/20/11	(74,000)
		Intel Corp.,
2,395		strike price $24, expires 8/20/11	(17,962)
		International Business Machines Corp.,
310		strike price $190, expires 8/20/11	(17,360)
		Joy Global, Inc.,
570		strike price $105, expires 8/20/11	(36,195)
		McDonald’s Corp.,
655		strike price $90, expires 8/20/11	(15,392)
		National Oilwell Varco, Inc.,
705		strike price $87.50, expires 8/20/11	(45,473)
		Occidental Petroleum Corp.,
545		strike price $115, expires 8/20/11	(4,360)
		Qualcomm, Inc.,
1,000		strike price $62.50, expires 8/20/11	(6,500)
Total Call Options Written (premiums received-$545,489)			(243,922)

Total Investments net of call options written (cost-$539,297,684) – 99.2%			438,268,504
Other assets less other liabilities – 0.8%			3,491,544
Net Assets – 100.0%			$441,760,048

Notes to Schedules of Investments:
(a)			Non-income producing.
(b)			All or partial amount segregated as collateral for the benefit of the counterparty for call options written.
(c)

Private Placement–Restricted as to resale and may not have a readily available market. Securities in NFJ Dividend, Interest and Premium Strategy Fund and AGIC Equity & Convertible Income Fund, with an aggregate market value of $58,377,719 and $9,889,831, representing 3.29% and 2.24% of net assets, respectively.

(d)

144A–Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)			Step-Bond–Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(f)			Perpetual maturity. The date shown is the next call date.
(g)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(h)

Fair-Valued–Securities in AGIC Equity & Convertible Income Fund, with an aggregate value of $1,994,043, representing 0.45% of net assets. See Note 1 (a) and Note 1 (b) in the Notes to Financial Statements.

(i)			In default.

Glossary:
ADR	-	American Depositary Receipt
NR	-	Not Rated
WR	-	Withdrawn Rating

NFJ Dividend, Interest & Premium Strategy Fund
24	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Statements of Assets and Liabilities

July 31, 2011 (unaudited)

	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income
Assets:
Investments, at value (cost-$1,953,022,652 and $539,843,173, respectively)	$1,783,904,006	$438,512,426
Receivable for investments sold	17,030,037	2,668,670
Dividends and interest receivable	4,936,418	1,317,630
Prepaid expenses	95,399	25,894
Total Assets	1,805,965,860	442,524,620

Liabilities:
Payable for investments purchased	17,817,294	–
Call options written, at value (premiums received-$14,952,020 and $545,489, respectively)	10,898,083	243,922
Investment management fees payable	1,380,803	382,030
Accrued expenses	426,443	138,620
Total Liabilities	30,522,623	764,572
Net Assets	$1,775,443,237	$441,760,048

Composition of Net Assets:
Common Stock:
Par value ($0.00001 per share applicable to 94,524,325 and 22,304,189 shares issued and outstanding, respectively)	$945	$223
Paid-in-capital in excess of par	2,242,686,741	517,458,932
Undistributed (Dividends in excess of) net investment income	(62,579,428)	4,410,224
Accumulated net realized gain (loss)	(239,600,312)	20,919,849
Net unrealized depreciation of investments and call options written	(165,064,709)	(101,029,180)
Net Assets	$1,775,443,237	$441,760,048
Net Asset Value Per Share	$18.78	$19.81

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.11 | AGIC Equity & Convertible Income Fund Semi-Annual Report 25

NFJ Dividend, Interest & Premium Strategy Fund AGIC Equity & Convertible Income Fund Statements of Operations Six Months ended July 31, 2011 (unaudited)

	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income
Investment Income:
Dividends (net of foreign withholding taxes of $624,127 and $697, respectively)	$30,721,363	$5,337,802
Interest	3,854,692	1,216,600
Total Investment Income	34,576,055	6,554,402

Expenses:
Investment management fees	8,181,453	2,252,885
Custodian and accounting agent fees	181,987	56,834
Shareholder communications	156,370	34,752
Trustees’ fees and expenses	99,531	26,238
Audit and tax services	40,340	33,485
New York Stock Exchange listing fees	38,197	10,412
Legal fees	25,973	10,317
Insurance expenses	22,255	5,686
Transfer agent fees	15,385	13,937
Miscellaneous	5,926	2,740
Total expenses	8,767,417	2,447,286

Net Investment Income	25,808,638	4,107,116

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on: Investments	43,666,902	19,205,436
Call options written	11,527,516	(25,787)
Net change in unrealized appreciation/depreciation of: Investments	(36,694,254)	(21,213,190)
Call options written	8,534,059	(229,561)
Net realized and change in unrealized gain (loss) on investments and call options written	27,034,223	(2,263,102)
Net Increase in Net Assets Resulting from Investment Operations	$52,842,861	$1,844,014

NFJ Dividend, Interest & Premium Strategy Fund
26	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11 | See accompanying Notes to Financial Statements

NFJ Dividend, Interest & Premium Strategy Fund AGIC Equity & Convertible Income Fund Statements of Changes in Net Assets
NFJ Dividend, Interest & Premium Strategy:
	Six Months ended July 31, 2011 (unaudited)	Year ended January 31, 2011
Investments Operations:
Net investment income	$25,808,638	$60,525,513
Net realized gain on investments, call options written and securities sold short	55,194,418	20,186,383
Net change in unrealized appreciation/depreciation of investments and call options written	(28,160,195)	176,304,662
Net increase in net assets resulting from investment operations	52,842,861	257,016,558

Dividends to Shareholders from Net investment income	(85,071,892)	(85,071,892)
Total increase (decrease) in net assets	(32,229,031)	171,944,666

Net Assets:
Beginning of period	1,807,672,268	1,635,727,602
End of period (including dividends in excess of net investment income of $(62,579,428), and $(3,316,174), respectively)	$1,775,443,237	$1,807,672,268

AGIC Equity & Convertible Income:
	Six Months ended July 31, 2011 (unaudited)	Year ended January 31, 2011
Investments Operations:
Net investment income	$4,107,116	$8,879,051
Net realized gain on investments and call options written	19,179,649	33,741,679
Net change in unrealized appreciation/depreciation of investments and call options written	(21,442,751)	42,674,509
Net increase in net assets resulting from investment operations	1,844,014	85,295,239

Dividends and Distributions to Shareholders from:
Net investment income	–	(9,137,004)
Net realized gains	(12,490,346)	(15,843,688)
Total dividends and distributions to shareholders	(12,490,346)	(24,980,692)
Total increase (decrease) in net assets	(10,646,332)	60,314,547

Net Assets:
Beginning of period	452,406,380	392,091,833
End of period (including undistributed net investment income of $4,410,224 and $303,108, respectively)	$441,760,048	$452,406,380

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.11 | AGIC Equity & Convertible Income Fund Semi-Annual Report 27

NFJ Dividend, Interest & Premium Strategy Fund

AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies

NFJ Dividend, Interest & Premium Strategy Fund and AGIC Equity & Convertible Income Fund (collectively referred to as the “Funds”) were organized as Massachusetts business trusts on August 20, 2003 and December 12, 2006, respectively. Prior to commencing operations on February 28, 2005 and February 27, 2007, respectively, the Funds had no operations other than matters relating to their organization and registration as diversified, closed-end management investment companies under the Investment Company Act of 1940 and the rules and regulations there under, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Funds’ Investment Manager and is an indirect wholly-owned subsidiary of Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. Each Fund has an unlimited amount of $0.00001 par value common shares authorized.

NFJ Dividend, Interest & Premium Strategy’s primary investment objective is to seek current income and gains, with a secondary objective of long-term capital appreciation. Under normal market conditions the Fund pursues its investment objectives by investing in a diversified portfolio of dividend-paying common stocks and income-producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on equity indexes in an attempt to generate gains from option premiums.

AGIC Equity & Convertible Income’s investment objective is to seek total return comprised of capital appreciation, current income and gains. Under normal market conditions the Fund pursues its objective by investing in a diversified portfolio of equity securities and income producing convertible securities. The Fund will also employ a strategy of writing (selling) call options on the equity securities held by the Fund.

There is no guarantee that the Funds will meet their stated objectives.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Funds’ financial statements. Actual results could differ from those estimates.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

In April 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) related to the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. The ASU modifies the criteria for determining effective control of transferred assets and as a result certain agreements may be accounted for as secured borrowings. The ASU is effective prospectively for new transfers and existing transactions that are modified in the first interim or annual period beginning on or after December 15, 2011. At this time, Fund management is evaluating the implications of this change.

In May 2011, FASB issued an ASU to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with Generally Accepted Accounting Principals (“GAAP”) and International Financial Reporting Standards (“IFRSs”). FASB concluded that the amendments in this ASU will improve the comparability of fair value measurements presented and disclosed on financial statements prepared in accordance with GAAP and IFRSs. The ASU is effective prospectively for interim or annual periods beginning on or after December 15, 2011. Fund management is evaluating the implications of this change.

The following is a summary of significant accounting policies consistently followed by the Funds:

(a) Valuation of Investments

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an

NFJ Dividend, Interest & Premium Strategy Fund
28	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11

NFJ Dividend, Interest & Premium Strategy Fund

AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to each Fund’s financial statements. Each Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(b) Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the six months ended July 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities the Funds utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with GAAP.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

NFJ Dividend, Interest & Premium Strategy Fund
7.31.11 | AGIC Equity & Convertible Income Fund Semi-Annual Report 29

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories, investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at July 31, 2011 in valuing each Fund’s assets and liabilities is listed below:

NFJ Dividend, Interest & Premium Strategy:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 7/31/11
Investments in Securities – Assets
Common Stock	$1,266,735,130	–	–	$1,266,735,130
Convertible Bonds & Notes	–	$248,846,606	–	248,846,606
Convertible Preferred Stock:
Airlines	–	5,627,562	–	5,627,562
Capital Markets	–	9,273,871	–	9,273,871
Commercial Services & Supplies	–	3,534,570	–	3,534,570
Diversified Financial Services	17,560,717	8,970,900	–	26,531,617
Household Durables	10,459,017	4,527,875	–	14,986,892
Insurance	16,529,062	3,943,500	–	20,472,562
Oil, Gas & Consumable Fuels	9,126,114	16,051,269	–	25,177,383
Road & Rail	–	9,007,604	–	9,007,604
All Other	75,291,352	–	–	75,291,352
Yankee Bond	–	2,607,187	–	2,607,187
Short-Term Investments	–	75,811,670	–	75,811,670
Total Investments in Securities – Assets	$1,395,701,392	$388,202,614	–	$1,783,904,006
Investments in Securities – Liabilities
Call Options Written, at value:
Market price	$(7,470,200)	$(3,427,883)	–	$(10,898,083)
Total Investments	$1,388,231,192	$384,774,731	–	$1,773,005,923

There were no significant transfers between Levels 1 and 2 during the six months ended July 31, 2011.

NFJ Dividend, Interest & Premium Strategy Fund
30	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for NFJ Dividend, Interest & Premium Strategy Fund for the six months ended July 31, 2011, was as follows:

	Beginning Balance 1/31/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3*	Ending Balance 7/31/11
Investments in Securities – Assets
Convertible Bonds & Notes:
Hotels, Restaurants & Leisure	$1,513,970	–	$(1,216,082)	–	$(763,460)	$465,572	–	–	–
Convertible Preferred Stock:
Capital Markets	3,360,266	–	(5,941,004)	–	(23,933,476)	26,514,214	–	–	–
Total Investments	$4,874,236	–	$(7,157,086)	–	$(24,696,936)	$26,979,786	–	–	–

Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

* There were no transfers into and out of Level 3 during the six months ended July 31, 2011.

AGIC Equity & Convertible Income:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 7/31/11
Investments in Securities – Assets
Common Stock	$305,622,463	–	–	$305,622,463
Convertible Preferred Stock:
Airlines	–	$1,802,754	–	1,802,754
Capital Markets	–	6,708,868	$1,994,043	8,702,911
Commercial Banks	2,866,590	2,524,037	–	5,390,627
Commercial Services & Supplies	–	2,426,287	–	2,426,287
Diversified Financial Services	6,249,084	4,151,709	–	10,400,793
Household Durables	2,639,286	2,590,000	–	5,229,286
Insurance	4,062,378	1,643,125		5,705,503
Oil, Gas & Consumable Fuels	2,735,880	4,679,119	–	7,414,999
Professional Services	–	2,786,512	–	2,786,512
Road & Rail	–	2,269,853		2,269,853
All Other	21,181,245	–	–	21,181,245
Convertible Bonds & Notes	–	44,820,363	–	44,820,363
Corporate Bonds & Notes	–	1,470,000	–	1,470,000
Yankee Bond	–	928,125	–	928,125
Short-Term Investment	–	12,360,705	–	12,360,705
Total Investments in Securities – Assets	$345,356,926	$91,161,457	$1,994,043	$438,512,426
Investments in Securities – Liabilities
Call Options Written, at value:
Market price	$(243,922)	–	–	$(243,922)
Total Investments	$345,113,004	$91,161,457	$1,994,043	$438,268,504

NFJ Dividend, Interest & Premium Strategy Fund
7.31.11 | AGIC Equity & Convertible Income Fund Semi-Annual Report 31

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

There were no significant transfers between Levels 1 and 2 during the six months ended July 31, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for AGIC Equity & Convertible Income Fund for the six months ended July 31, 2011, was as follows:

	Beginning Balance 1/31/11	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3*	Ending Balance 7/31/11
Investments in Securities – Assets
Convertible Preferred Stock:
Capital Markets	$1,128,820	–	–	–	–	$865,223	–	–	$1,994,043
Total Investments	$1,128,820	–	–	–	–	$865,223	–	–	$1,994,043

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at July 31, 2011, was $865,223. Net realized gain (loss) and net change in unrealized appreciation/depreciation are reflected on the Statements of Operations.

* There were no transfers into and out of Level 3 during the six months ended July 31, 2011.

(c) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income adjusted for the accretion of discount and amortization of premium is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Conversion premium is not amortized. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may subsequently be reclassified as realized gains and/or return of capital upon receipt of information from the issuer. Payments received on synthetic convertible securities are generally included in dividends.

(d) Federal Income Taxes

The Funds intend to distribute all of their taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Funds’ management has determined that its evaluation has resulted in no material impact on the Funds’ financial statements at July 31, 2011. The Funds’ federal tax returns for the prior three years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions

The Funds declare quarterly dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities. The Funds record dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions of paid-in capital in excess of par. At July 31, 2011, it is anticipated that the NFJ Dividend Interest & Premium Strategy Fund will have a return of capital at year end.

NFJ Dividend, Interest & Premium Strategy Fund
32	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)

(f) Convertible Securities

It is the Funds’ policy to invest a portion of their assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Funds’ investments in convertible securities include feature which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Funds are exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying stock.

(g) Securities Sold Short

Short sale transactions involve the Fund selling securities it does not own in anticipation of a decline in the market price of the securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited whereas losses from purchases cannot exceed the total amount invested. Dividend expense is recorded on the applicable ex-date.

2. Principal Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Funds also are exposed to various risks such as, but not limited to, interest rate and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Funds are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Funds hold variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of each Fund’s shares.

The Funds are exposed to credit risk, which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

The market values of equity securities, such as common and preferred stock, securities convertible into equity securities or equity-related investments such as options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater market price volatility than fixed income securities.

The Funds are exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Funds’ Sub-Advisers, NFJ Investment Group LLC (“NFJ”) and Allianz Global Investors Capital LLC (“AGIC”), also affiliates of the Investment Manager, seek to minimize counterparty risks to each applicable Fund by performing reviews of each counterparty.

NFJ Dividend, Interest & Premium Strategy Fund
7.31.11 | AGIC Equity & Convertible Income Fund Semi-Annual Report 33

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2011 (unaudited)

2. Principal Risk (continued)

Delivery of securities sold is only made once the Funds have received payment. Payment is made on the purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Funds held synthetic convertible securities with Lehman Brothers entities as counterparty at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. On April 8, 2011, NFJ Dividend, Interest & Premium Strategy Fund sold these synthetic convertible securities. The values of the relevant securities still held in the AGIC Equity & Convertible Income Fund have been written down to their estimated recoverable values.

3. Financial Derivatives Instruments

Disclosure about derivatives and hedging activities require qualitative disclosures regarding objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Funds sometimes use derivatives for hedging purposes, the Funds reflect derivatives at fair value and recognize changes in fair value through the Funds’ Statements of Operations, and such derivatives do not qualify for hedge accounting treatment.

Option Transactions

The Funds write (sell) call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of their investment strategies.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the market value of the option written. These liabilities are reflected as call options written in the Funds’ Statements of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Funds purchasing a security at a price different from its current market value.

The following is a summary of the fair valuations of the Funds’ derivatives categorized by risk exposure.

The effect of derivatives on the Funds’ Statements of Assets and Liabilities at July 31, 2011:

Location	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income
Liability derivatives:
Call options written, at value, Market Price	$(10,898,083)	$(243,922)

The effect of derivatives on the Funds’ Statements of Operations for the six months ended July 31, 2011:

Location	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income
Net realized gain (loss) on:
Call options written, Market Price	$11,527,516	$(25,787)

Net change in unrealized appreciation/depreciation of:
Call options written, Market Price	$8,534,059	$(229,561)

NFJ Dividend, Interest & Premium Strategy Fund
34	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11

NFJ Dividend, Interest & Premium Strategy Fund
AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2011 (unaudited)

3. Financial Derivatives Instruments (continued)

The average volume (measured at each fiscal quarter-end) of derivative activity during the six months ended July 31, 2011 was:

Call Options Written Contracts
NFJ Dividend, Interest & Premium Strategy	77,410
AGIC Equity & Convertible Income	11,093

4. Investment Manager/Sub-Advisers

Each Fund has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Funds’ Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Funds’ investment activities, business affairs and administrative matters. Pursuant to its Agreement, the NFJ Dividend, Interest & Premium Strategy Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 0.90% of the Fund’s average daily total managed assets. Pursuant to its Agreement, the AGIC Equity & Convertible Income Fund pays the Investment Manager an annual fee, payable monthly, at the annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of each Fund (including borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

The Investment Manager has retained its affiliates NFJ and AGIC (the “Sub-Advisers”), to manage NFJ Dividend, Interest & Premium Strategy. NFJ manages the equity component and AGIC manages the Fund’s convertible and index option strategy components. AGIC serves as the sole sub-adviser to AGIC Equity & Convertible Income. Subject to the supervision of the Investment Manager, NFJ and AGIC makes all of NFJ Dividend, Interest & Premium Strategy’s investment decisions in connection with their respective components of the Fund’s investments. Subject to the supervision of the Investment Manager, AGIC is responsible for making all of AGIC Equity & Convertible Income’s investment decisions. Pursuant to Sub-Advisory Agreements, the Investment Manager and not the Funds, pays a portion of the fees it receives as Investment Manager to the Sub-Advisers in return for their services.

5. Investment in Securities

For the six months ended July 31, 2011, purchases and sales of investments, other than short-term securities were:

	NFJ Dividend, Interest & Premium Strategy	AGIC Equity & Convertible Income
Purchases	$553,522,811	$358,672,135
Sales	585,430,800	373,276,969

(a) Transactions in call options written for the six months ended July 31, 2011:

NFJ Dividend, Interest & Premium Strategy:	Contracts	Premiums
Options outstanding, January 31, 2011	83,350	$14,849,891
Options written	245,580	46,000,045
Options terminated in closing purchase transactions	(61,150)	(14,271,945)
Options expired	(202,850)	(31,625,971)
Options outstanding, July 31, 2011	64,930	$14,952,020

AGIC Equity & Convertible Income:	Contracts	Premiums
Options outstanding, January 31, 2011	15,805	$1,063,613
Options written	62,630	4,327,921
Options terminated in closing purchase transactions	(23,900)	(1,914,240)
Options expired	(48,110)	(2,931,805)
Options outstanding, July 31, 2011	6,425	$545,489

NFJ Dividend, Interest & Premium Strategy Fund
7.31.11 | AGIC Equity & Convertible Income Fund Semi-Annual Report 35

NFJ Dividend, Interest & Premium Strategy Fund

AGIC Equity & Convertible Income Fund Notes to Financial Statements

July 31, 2011 (unaudited)

6. Income Tax Information

At July 31, 2011 the aggregate cost basis and the net unrealized depreciation of investments for federal income tax purposes were as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
NFJ Dividend, Interest & Premium Strategy	$1,953,973,884	$73,564,898	$(243,634,776)	$(170,069,878)
AGIC Equity & Convertible Income	539,843,173	973,663	(102,304,410)	(101,330,747)

The difference between book and tax cost basis, if any, is attributable to wash sales.

7. Legal Proceedings

In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multidistrict litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court in April 2010, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims. In April 2011, the MDL Court granted final approval of the settlement.

The Investment Manager and the Sub-Advisers believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

8. Subsequent Events

On September 9, 2011 the following quarterly dividends were declared to shareholders, payable September 29, 2011 to shareholders of record on September 19, 2011:

NFJ Dividend, Interest & Premium Strategy	$0.45 per share
AGIC Equity & Convertible Income	$0.28 per share

NFJ Dividend, Interest & Premium Strategy Fund
36	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11

NFJ Dividend, Interest & Premium Strategy Fund Financial Highlights

For a share outstanding throughout each period:

	Six Months ended July 31, 2011		Year ended January 31,
	(unaudited)		2011	2010	2009	2008	2007
Net asset value, beginning of period	$19.12		$17.30	$14.12	$23.84	$25.72	$24.18
Investment Operations:
Net investment income	0.27		0.64	0.61	0.89	0.80	0.75
Net realized and change in unrealized gain (loss) on investments, call options written and securities sold short	0.29		2.08	3.17	(8.63)	(0.44)	2.89
Total from investment operations	0.56		2.72	3.78	(7.74)	0.36	3.64
Dividends and Distributions to Shareholders from:
Net investment income	(0.90)		(0.90)	(0.60)	(0.87)	(1.01)	(0.73)
Net realized gains	–		–	–	(1.11)	(1.23)	(1.37)
Total dividends and distributions to shareholders	(0.90)		(0.90)	(0.60)	(1.98)	(2.24)	(2.10)
Net asset value, end of period	$18.78		$19.12	$17.30	$14.12	$23.84	$25.72
Market price, end of period	$17.88		$17.60	$14.50	$12.97	$23.26	$25.87
Total Investment Return (1)	6.52%		28.20%	17.31%	(37.93)%	(1.65)%	27.15%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$1,775,443		$1,807,672	$1,635,728	$1,334,735	$2,253,652	$2,431,595
Ratio of expenses to average net assets	0.96	%(2)	0.97%	0.98%	0.97%	0.95%	0.95%
Ratio of net investment income to average net assets	2.84	%(2)	3.54%	3.95%	4.40%	3.13%	3.08%
Portfolio turnover rate	32%		65%	57%	48%	82%	69%

(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Income dividends, capital gain and return of capital distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period less than one year is not annualized.

(2)	Annualized.

NFJ Dividend, Interest & Premium Strategy Fund
See accompanying Notes to Financial Statements | 7.31.11 | AGIC Equity & Convertible Income Fund Semi-Annual Report 37

AGIC Equity & Convertible Income Fund Financial Highlights

For a share outstanding throughout each period:

	Six Months ended July 31, 2011		Year ended January 31,			For the period February 27, 2007* through January 31,
	(unaudited)		2011	2010	2009	2008
Net asset value, beginning of period	$20.28		$17.58	$13.41	$23.44	$23.88	**
Investment Operations:
Net investment income	0.18		0.40	0.40	0.67	0.62
Net realized and change in unrealized gain (loss) on investments and call options written	(0.09)		3.42	4.89	(8.39)	0.68
Total from investment operations	0.09		3.82	5.29	(7.72)	1.30
Dividends and Distributions to Shareholders from:
Net investment income	–		(0.41)	(0.99)	(0.65)	(0.70)
Net realized gains	(0.56)		(0.71)	–	(1.66)	(0.99)
Return of capital	–		–	(0.13)	–	–
Total dividends and distributions to shareholders	(0.56)		(1.12)	(1.12)	(2.31)	(1.69)
Capital Share Transactions:
Offering costs charged to paid-in capital in excess of par	–		–	–	–	(0.05)
Net asset value, end of period	$19.81		$20.28	$17.58	$13.41	$23.44
Market price, end of period	$17.75		$19.30	$15.83	$13.10	$22.02
Total Investment Return (1)	(5.30)%		30.16%	30.75%	(31.75)%	(5.66)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$441,760		$452,406	$392,092	$299,126	$522,848
Ratio of expenses to average net assets	1.09	%(2)	1.10%	1.10%	1.07%	1.08	%(2)
Ratio of net investment income to average net assets	1.82	%(2)	2.16%	2.54%	3.42%	2.73	%(2)
Portfolio turnover rate	80%		168%	94%	86%	241%

*	Commencement of operations.
**	Initial public offering price of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Income dividends, capital gain and return of capital distributions, if any are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period less than one year is not annualized.

(2)	Annualized.

NFJ Dividend, Interest & Premium Strategy Fund
38	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11 | See accompanying Notes to Financial Statements

Annual Shareholder
Meeting Results/Changes
to the Board of Trustees/
NFJ Dividend, Interest & Premium Strategy Fund	Proxy Voting Policies &
AGIC Equity & Convertible Income Fund	Procedures (unaudited)

Annual Shareholder Meeting Results:

The Funds held their joint annual meeting of shareholders on July 20, 2011. Shareholders voted as indicated below:

	Affirmative	Withheld Authority
NFJ Dividend, Interest & Premium Strategy
Re-election of John C. Maney† – Class III to serve until 2014	83,294,779	1,398,176
Re-Election of Alan Rappaport – Class III to serve until 2014	83,381,209	1,311,746
Election of Bradford K. Gallagher – Class II to serve until 2013	83,328,615	1,364,340
Election of Deborah A. Zoullas – Class II to serve until 2013	83,381,209	1,311,746

Paul Belica, Hans W. Kertess, William B. Ogden, IV and James A. Jacobson continue to serve as Trustees.

	Affirmative	Withheld Authority
AGIC Equity & Convertible Income
Re-election of Hans W. Kertess – Class I to serve until 2014	20,510,922	321,122
Re-election of William B. Ogden IV – Class I to serve until 2014	20,516,246	315,798
Re-election of Alan Rappaport – Class I to serve until 2014	20,517,192	314,852
Election of Bradford K. Gallagher – Class III to serve until 2013	20,498,465	333,579
Election of Deborah A. Zoullas – Class III to serve until 2013	20,492,985	339,059

Paul Belica, John C. Maney† and James A. Jacobson continue to serve as Trustees.

†    Interested Trustee

Changes to the Board of Trustees:

Effective March 7, 2011, the Funds’ Board of Trustees appointed Deborah A. Zoullas as a Class II trustee for NFJ Dividend, Interest & Premium Strategy and Class III for AGIC Equity & Convertible Income to serve until 2011.

Proxy Voting Policies & Procedures:

A description of the polices and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30 is available (i) without charge, upon request, by calling the Funds’ shareholder servicing agent at (800) 254-5197; (ii) on the Funds’ website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

NFJ Dividend, Interest & Premium Strategy Fund
7.31.11 | AGIC Equity & Convertible Income Fund Semi-Annual Report 39

Matters Relating to the
Trustees’ Consideration
of the Investment Management &
NFJ Dividend, Interest & Premium Strategy Fund	Portfolio Management
AGIC Equity & Convertible Income Fund	Agreements (unaudited)

The Investment Company Act of 1940, as amended, requires that both the full Board of Trustees (the “Trustees”) and a majority of the non-interested Trustees (the “Independent Trustees”), voting separately, approve the Funds’ Management Agreement with the Investment Manager (the “Advisory Agreement”) and Portfolio Management Agreement between the Investment Manager and the Sub-Advisers (the “Sub-Advisory Agreements”, and together with the Advisory Agreement, the “Agreements”). The Trustees met in person on June 14-15, 2011 (the “contract review meeting”) for the specific purpose of considering whether to approve the continuation of the Advisory Agreement and the Sub-Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Fund management during the contract review meeting.

Based on their evaluation of factors that they deemed to be material, including those factors described below, the Trustees, including a majority of the Independent Trustees, concluded that the continuation of the Funds’ Advisory Agreement and the Sub-Advisory Agreements should be approved for a one-year period commencing July 1, 2011.

In connection with their deliberations regarding the continuation of the Agreements, the Trustees, including the Independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment management, administrative and other services performed by the Investment Manager or the Sub-Advisers under the applicable Agreement.

In connection with their contract review meetings, the Trustees received and relied upon materials provided by the Investment Manager which included, among other items: (i) information provided by Morningstar Associates LLC (“Morningstar”) on the net return investment performance (based on net assets) of the Funds for various time periods, the investment performance of a group of funds with substantially similar investment classifications/objectives as the Funds identified by Morningstar and the performance of an applicable benchmark index, (ii) information provided by Morningstar on the Funds’ management fees and other expenses and the management fees and other expenses of comparable funds identified by Morningstar, (iii) information regarding the investment performance and management fees of any comparable portfolios of other clients of the Sub-Advisers including institutional separate accounts and other clients, (iv) the estimated profitability to the Investment Manager and the Sub-Advisers from their relationship with the Funds for the one year period ended March 31, 2011, (v) descriptions of various functions performed by the Investment Manager and the Sub-Advisers for the Funds, such as portfolio management, compliance monitoring and portfolio trading practices, and (vi) information regarding the overall organization of the Investment Manager and the Sub-Advisers, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds.

The Trustees’ conclusions as to the continuation of the Agreements were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the rustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, attributing different weights to various factors.

As part of their review, the Trustees examined the Investment Manager’s and the Sub-Advisers’ abilities to provide high quality investment management and other services to the Funds. The Trustees considered the investment philosophy and research and decision-making processes of the Sub-Advisers; the experience of key advisory personnel of the Sub-Advisers responsible for portfolio management of the Funds; the ability of the Investment Manager and the Sub-Advisers to attract and retain capable personnel; the capability and integrity of the senior management and staff of the Investment Manager and the Sub-Advisers; and the level of skill required to manage the Funds. In addition, the Trustees reviewed the quality of the Investment Manager’s and the Sub-Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Funds; the nature and quality of certain administrative services the Investment Manager is responsible for providing to the Funds; and conditions that might affect the Investment Manager’s or the Sub-Advisers’ ability to provide high quality services to the Funds in the future under the Agreements, including each organization’s respective business reputation, financial condition and operational

NFJ Dividend, Interest & Premium Strategy Fund
40	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11

Matters Relating to the
Trustees’ Consideration
of the Investment Management &
NFJ Dividend, Interest & Premium Strategy Fund	Portfolio Management
AGIC Equity & Convertible Income Fund	Agreements (unaudited) (continued)

stability. Based on the foregoing, the Trustees concluded that the Sub-Advisers’ investment process, research capabilities and philosophy were well suited to each of the Funds given their respective investment objective and policies, and that the Investment Manager and the Sub-Advisers would be able to continue to meet any reasonably foreseeable obligations under the Agreements.

Based on information provided by Morningstar, the Trustees also reviewed each Fund’s net return investment performance as well as the performance of comparable funds identified by Morningstar. In the course of their deliberations, the Trustees took into account information provided by the Investment Manager in connection with the contract review meeting, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding each Fund’s performance.

In assessing the reasonableness of each Fund’s fees under the Agreements, the Trustees considered, among other information, each Fund’s management fee and the total net expense ratio as a percentage of average net assets attributable to common shares and the management fee and total net expense ratios of comparable funds identified by Morningstar.

The Trustees specifically took note of how each Fund compared to its Morningstar peers as to performance, management fee expense and total net expenses. The Trustees noted that while the Funds are not charged a separate administration fee, it was not clear whether the peer funds in the Morningstar categories were separately charged such a fee by their investment managers, so that the total net expense ratio (rather than any individual expense component) represented the most relevant comparison. It was noted that the total net expense ratio reflects the effect of expense waivers/reimbursements (although none exist for the Funds) and does not reflect interest expense.

NFJ Dividend, Interest & Premium Strategy Fund

The Trustees noted that the expense group for the Fund provided by Morningstar consisted of a total of ten closed-end funds, including the Fund. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $18.87 million to $1709.06 million, and that none of the funds is larger in asset size than the Fund. The Trustees also noted that the Fund was ranked third of ten funds in the expense peer group for total net expense ratio based on common assets and fourth out of ten funds in the expense peer group for the total net expense ratio based on common and leveraged assets combined and fifth out of ten funds in actual management fees (with funds ranked first having the lowest fees/expenses and ranked tenth having the highest fees/expenses in the peer group).

With respect to Fund performance (based on net asset value), the Trustees also noted that the Fund underperformed its benchmark and had third quartile performance for the one-year period ended February 28, 2011 against a peer group of ten funds. The Trustees noted that the Fund underperformed its benchmark and had fourth quartile performance for the three-year period and underperformed its benchmark but had second quartile performance for the five-year period ended February 28, 2011.

AGIC Equity & Convertible Income Fund

The Trustees noted that the expense group for the Fund provided by Morningstar consisted of a total of ten closed-end funds, including the Fund. The Trustees also noted that average net assets of the common shares of the funds in the peer group ranged from $18.87 million to $950.37 million, and that four of the funds are larger in asset size than the Fund. The Trustees also noted that the Fund was ranked fifth of ten funds in the expense peer group for total net expense ratio based on common assets and based on common and leveraged assets combined and seventh out of ten funds in actual management fees (with funds ranked first having the lowest fees/expenses and ranked tenth having the highest fees/expenses in the peer group).

NFJ Dividend, Interest & Premium Strategy Fund
7.31.11 | AGIC Equity & Convertible Income Fund Semi-Annual Report 41

Matters Relating to the
Trustees’ Consideration
of the Investment Management &
NFJ Dividend, Interest & Premium Strategy Fund	Portfolio Management
AGIC Equity & Convertible Income Fund	Agreements (unaudited) (continued)

With respect to Fund performance (based on net asset value), the Trustees also noted that the Fund underperformed its benchmark but had first quartile performance for the one-year and three-year periods ended February 28, 2011 against a peer group of ten funds.

In addition to their review of Fund performance based on net asset value, the Trustees also considered the market value performance of each Fund’s common shares and related share price premium and/or discount information based on the materials provided by Morningstar and management.

The Trustees also considered the management fees charged by the Sub-Advisers to other clients, including institutional separate accounts with investment strategies similar to those of the Funds. Regarding the institutional separate accounts, they noted that the management fees paid by the Funds are generally higher than the fees paid by these clients of the Sub-Advisers, but noted management view that the administrative burden for the Investment Manager and the Sub-Advisers with respect to the Funds are also relatively higher, due in part to the more extensive regulatory regime to which the Funds are subject in comparison to institutional separate accounts. The Trustees noted that the management fees paid by the Funds are generally higher than the fees paid by the open-end funds offered for comparison but were advised that there are additional portfolio management challenges in managing the Funds, such as those associated with efforts to meet a regular dividend level.

Based on a profitability analysis provided by the Investment Manager, the Trustees also considered the estimated profitability of the Investment Manager and the Sub-Advisers from their relationship with each Fund and determined that such profitability did not appear to be excessive.

The Trustees also took into account that, as closed-end investment companies, the Funds do not currently intend to raise additional assets, so the assets of the Funds will grow (if at all) only through the investment performance of each Fund. Therefore, the Trustees did not consider potential economies of scale as a principal factor in assessing the fee rates payable under the Agreements.

Additionally, the Trustees considered so-called “fall-out benefits” to the Investment Manager and the Sub-Advisers, such as reputational value derived from serving as Investment Manager and Sub-Advisers to the Funds.

After reviewing these and other factors described herein, the Trustees concluded with respect to each Fund, within the context of their overall conclusions regarding the Agreements and based on the information provided and related representations made by management, that the fees payable under the Agreements represent reasonable compensation in light of the nature and quality of the services being provided by the Investment Manager and Sub-Advisers to the Funds.

NFJ Dividend, Interest & Premium Strategy Fund
42	AGIC Equity & Convertible Income Fund Semi-Annual Report | 7.31.11

Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Bradford K. Gallagher	Treasurer, Principal Financial & Accounting Officer
James A. Jacobson	Thomas J. Fuccillo
John C. Maney	Vice President, Secretary & Chief Legal Officer
William B. Ogden, IV	Scott Whisten
Alan Rappaport	Assistant Treasurer
Deborah A. Zoullas	Richard J. Cochran
Assistant Treasurer
Orhan Dzemaili
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Lagan Srivastava
Assistant Secretary

Investment Manager

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Sub-Advisers

NFJ Investment Group LLC

2100 Ross Avenue, Suite 700

Dallas, TX 75201

Allianz Global Investors Capital LLC

600 West Broadway, 30th Floor

San Diego, CA 92101

Allianz Global Investors Capital LLC

1633 Broadway

New York, NY 10019

Custodian & Accounting Agent

Brown Brothers Harriman & Co.

40 Water Street

Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar

BNY Mellon

P.O. Box 43027

Providence, RI 02940-3027

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue

New York, NY 10017

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of NFJ Dividend, Interest & Premium Strategy Fund and AGIC Equity & Convertible Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Funds or any securities mentioned in this report.

The financial information included herein is taken from the records of the Funds without examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Funds may purchase shares of its stock in the open market.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of their fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Funds’ website at www.allianzinvestors.com/closedendfunds.

Information on the Funds is available at www.allianzinvestors.com/closedendfunds or by calling the Funds’ shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ601SA_073111

AGI-2011-08-26-1616

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

(a)          The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)         Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in internal control over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a) (3) Not applicable.

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AGIC Equity & Convertible Income Fund

By:	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date	October 4, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	October 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President and Chief Executive Officer

Date	October 4, 2011

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date	October 4, 2011